Note 5 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2014
Allowance For Loan Losses And Credit Quality Information [Abstract]
Allowance For Loan Losses And Credit Quality Information [Text Block]

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493
Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Provision for losses	$(1,206)	(5,190)	347	(1,832)	(7,881)
Charge-offs	(200)	(3,711)	(484)	(651)	(5,046)
Recoveries	213	1,771	97	639	2,720
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Provision for losses	$(440)	(3,518)	(4)	(3,036)	(6,998)
Charge-offs	(92)	(936)	(131)	(55)	(1,214)
Recoveries	0	3,020	38	2,085	5,143
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Allocated to:
Specific reserves	$404	2,403	382	589	3,778
General reserves	1,224	4,055	724	1,620	7,623
Balance, December 31, 2013	$1,628	6,458	1,106	2,209	11,401

Allocated to:
Specific reserves	$270	370	307	127	1,074
General reserves	826	4,654	702	1,076	7,258
Balance, December 31, 2014	$1,096	5,024	1,009	1,203	8,332

Loans receivable at December 31, 2013:
Individually reviewed for impairment	$1,888	17,190	917	1,281	21,276
Collectively reviewed for impairment	74,579	177,260	52,506	70,428	374,773
Ending balance	$76,467	194,450	53,423	71,709	396,049

Loans receivable at December 31, 2014:
Individually reviewed for impairment	$1,867	9,728	806	555	12,956
Collectively reviewed for impairment	67,974	181,940	54,119	56,567	360,600
Ending balance	$69,841	191,668	54,925	57,122	373,556

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2014
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$0	2,493	207	0	2,700	67,141	69,841
Commercial real estate:
Residential developments	323	9,960	0	0	10,283	9,677	19,960
Other	7,376	8,792	0	0	16,168	155,540	171,708

Consumer	0	489	55	261	805	54,120	54,925
Commercial business:
Construction industry	0	439	0	0	439	6,682	7,121
Other	4,255	1,156	0	0	5,411	44,590	50,001
	$11,954	23,329	262	261	35,806	337,750	373,556

	December 31, 2013
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$738	6,987	322	0	8,047	68,420	76,467
Commercial real estate:
Residential developments	0	19,229	0	0	19,229	13,755	32,984
Other	5,337	13,092	0	0	18,429	143,037	161,466

Consumer	0	524	152	240	916	52,507	53,423
Commercial business:
Construction industry	0	401	0	0	401	5,933	6,334
Other	1,419	6,433	0	0	7,852	57,523	65,375
	$7,494	46,666	474	240	54,874	341,175	396,049

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31 is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2014
1-4 family	$413	673	841	1,927	67,914	69,841	0
Commercial real estate:
Residential developments	0	0	0	0	19,960	19,960	0
Other	0	0	0	0	171,708	171,708	0

Consumer	550	176	131	857	54,068	54,925	0
Commercial business:
Construction industry	0	0	0	0	7,121	7,121	0
Other	136	0	0	136	49,865	50,001	0
	$1,099	849	972	2,920	370,636	373,556	0

2013
1-4 family	$1,542	128	322	1,992	74,475	76,467	0
Commercial real estate:
Residential developments	0	1,426	0	1,426	31,558	32,984	0
Other	0	0	0	0	161,466	161,466	0

Consumer	418	256	57	731	52,692	53,423	0
Commercial business:
Construction industry	0	1,934	0	1,934	4,400	6,334	0
Other	800	104	0	904	64,471	65,375	0
	$2,760	3,848	379	6,987	389,062	396,049	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2014 and 2013:

	December 31, 2014
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$755	755	0	432	32
Commercial real estate:
Residential developments	7,416	10,040	0	7,633	219
Other	48	216	0	50	6
Consumer	463	464	0	467	15
Commercial business:
Construction industry	80	198	0	87	0
Other	0	0	0	0	0

Loans with an allowance recorded:
1-4 family	1,112	1,112	270	1,543	14
Commercial real estate:
Residential developments	1,522	1,522	240	3,121	0
Other	742	743	130	847	32
Consumer	343	360	307	451	9
Commercial business:
Construction industry	0	0	0	0	0
Other	475	1,026	127	887	20

Total:
1-4 family	1,867	1,867	270	1,975	46
Commercial real estate:
Residential developments	8,938	11,562	240	10,754	219
Other	790	959	130	897	38
Consumer	806	824	307	918	24
Commercial business:
Construction industry	80	198	0	87	0

Other	475	1,026	127	887	20
	$12,956	16,436	1,074	15,518	347

	December 31, 2013
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$88	88	0	1,304	2
Commercial real estate:
Residential developments	8,257	13,636	0	9,122	81
Other	52	52	0	350	55
Consumer	487	491	0	350	12
Commercial business:
Construction industry	93	296	0	91	2
Other	0	0	0	7	0

Loans with an allowance recorded:
1-4 family	1,800	1,844	404	2,417	36
Commercial real estate:
Residential developments	7,994	12,725	2,260	12,414	54
Other	888	888	143	1,977	202
Consumer	429	429	382	1,057	14
Commercial business:
Construction industry	0	0	0	29	0
Other	1,188	1,984	589	1,647	36

Total:
1-4 family	1,888	1,932	404	3,721	38
Commercial real estate:
Residential developments	16,251	26,361	2,260	21,536	135
Other	940	940	143	2,327	257
Consumer	916	920	382	1,407	26
Commercial business:
Construction industry	93	296	0	120	2
Other	1,188	1,984	589	1,654	36
	$21,276	32,433	3,778	30,765	494

At December 31, 2014, 2013 and 2012, non-accruing loans totaled $10.9 million, $17.5 million and $30.0 million, respectively, for which the related allowance for loan losses was $0.8 million, $3.4 million and $3.9 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $8.0 million, $7.8 million and $10.3 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $0.9 million, $1.8 million and $2.4 million in 2014, 2013 and 2012, respectively. For the years ended December 31, 2014, 2013 and 2012, the Company recognized interest income on these loans of $0.2 million, $0.1 million and $0.5 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2014	2013

1-4 family	$1,564	1,602
Commercial real estate:
Residential developments	8,483	14,146
Other	267	403
Consumer	486	737
Commercial business:
Construction industry	80	93
Other	40	515
	$10,920	17,496

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

At December 31, 2014, 2013 and 2012, there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $9.4 million, $17.4 million and $31.7 million, respectively. Had these loans been performing in accordance with their original terms throughout 2014, 2013 and 2012, the Company would have recorded gross interest income of $0.9 million, $1.8 million and $2.5 million, respectively. During 2014, 2013 and 2012, the Company recorded interest income of $0.3 million, $0.5 million and $0.9 million on these loans, respectively. For the loans that were modified in 2014, $0.1 million are classified and performing, and $0.1 million are non-performing at December 31, 2014.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2014	2013
1-4 family	$368	840
Commercial real estate:
Residential developments	7,432	14,244
Other	524	537
Consumer	571	697
Commercial business:
Construction industry	80	93
Other	475	981
	$9,450	17,392

There were no material commitments to lend additional funds to customers whose loans were restructured or classified as non-accrual at December 31, 2014 or December 31, 2013.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDRs after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ending December 31, 2014 and 2013:

	Year ended December 31, 2014			Year ended December 31, 2013
(Dollars in thousands)	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment	Number of Contracts	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	2	$760	760	2	$210	219
Commercial real estate:
Residential developments	0	0	0	0	0	0
Other	1	155	155	3	754	329
Consumer	4	155	140	21	528	548
Commercial business:
Construction industry	0	0	0	1	41	41
Other	1	31	25	5	194	218
Total	8	$1,101	1,080	32	$1,727	1,355

Loans that were restructured within the 12 months preceding December 31, 2014 and 2013 and defaulted during the year are presented in the table below:

	Year ended December 31, 2014		Year ended December 31, 2013
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	1	$640	0	$0
Total	1	$640	0	$0

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added to general reserves as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDRs was $0.4 million, or 5.1%, of the total $8.3 million in allowance for loan losses at December 31, 2014, and $2.9 million, or 25.6%, of the total $11.4 million in allowance for loan losses at December 31, 2013.